SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                         RULE 23C-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

                          FLAHERTY & CRUMRINE/CLAYMORE
                         TOTAL RETURN FUND INCORPORATED
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                                 (626) 795-7300

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-21380



                  The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission's staff fewer than 30 days prior to the date set for redemption.

(1) TITLE OF THE CLASSES OF SECURITIES OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED (THE "FUND") TO BE REDEEMED:

                  Auction Preferred Stock, Series T7 (CUSIP #338479207) and Series W28 (CUSIP #338479306) par value $.01 per share, liquidation preference of $25,000 per share (the "Preferred Stock").

(2) DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

                                   SERIES DATE

                           T7                        April 15, 2009

                           W28                       April 16, 2009

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(3)      APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE
         SECURITIES ARE TO BE CALLED OR REDEEMED:

                  The shares of Preferred  Stock are to be redeemed  pursuant to
         Part I, Articles 8(a) and 8(c), of the Fund's Articles Supplementary Establishing and Fixing the Rights of Auction Market Preferred Stock.

(4) THE NUMBER OF SHARES TO BE REDEEMED AND THE BASIS UPON WHICH THE SHARES TO BE REDEEMED ARE TO BE SELECTED:

         The Fund intends to redeem, on a pro rata basis by series (as determined by the Depository Trust Company), the number of outstanding shares of Preferred Stock set forth below:

                             SERIES NUMBER OF SHARES

                           T7               210

                           W28              210

                                    SIGNATURE

                  Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, in the City of Pasadena and the State of California, on this 27th day of March 2009.

                     FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED



                        By:      /S/ R. ERIC CHADWICK
                                 -----------------------------------
                        Name:    R. Eric Chadwick
                        Title:   Chief Financial Officer